Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Jun. 30, 2024
Class A Ordinary Shares [Member]
Ordinary share, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	85,000,000	85,000,000
Ordinary shares, issued	9,450,000	9,450,000
Ordinary shares, outstanding	9,450,000	9,450,000
Class B Ordinary Shares [Member]
Ordinary share, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	25,000,000	25,000,000
Ordinary shares, issued	17,550,000	17,550,000
Ordinary shares, outstanding	17,550,000	17,550,000